Retirement, Postretirement And Other Benefit Plans (Weighted Average Assumptions Used To Determine Net Periodic Benefit Costs) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.74%	4.58%
Expected long-term return on plan assets	5.75%	5.74%
Rate of compensation increases	0.09%	3.03%
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.74%	4.50%